NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) - USD ($)				3 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 01, 2016	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Advances to fund operations				$ 179,000	$ 150,000	$ 72,750	$ 600,000
Repaid				24,000	0	0	0
Advances reclassified to convertible notes payable				250,000	0	0	0
Discount charged to operations				202,196	$ 16,666	286,317	$ 5,556
Chief Executive Officer [Member] | Advances Reclassified to Convertible Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Advances reclassified to convertible notes payable				12,750		92,500
Director [Member] | Advances Reclassified to Convertible Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Advances reclassified to convertible notes payable				$ 210,000		$ 1,275,000
Loans Payable [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	6.00%		6.00%	6.00%		6.00%
Advances to fund operations				$ 39,000		$ 95,250
Accrued interest	$ 63		$ 1,308	63		$ 1,308
Repaid				$ 24,000
Loans Payable [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	6.00%		6.00%	6.00%		6.00%	6.00%
Advances to fund operations				$ 140,000		$ 745,000	$ 600,000
Accrued interest	$ 1,059		$ 9,174	$ 1,059		$ 9,174
Binder Convertible Note [Member] | Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	6.00%		6.00%	6.00%		6.00%
Accrued interest	$ 756		$ 1,151	$ 756		$ 1,151
Note dated				Jan. 12, 2016		Jan. 12, 2016
Note due				Jan. 01, 2019		Jan. 01, 2019
Note amount	$ 50,000		$ 50,000	$ 50,000		$ 50,000
Payment terms				No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable. Commencing on April 1, 2017, the first of eight principal payments in the amount of $6,250 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full.		No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable. Commencing on April 1, 2017, the first of eight principal payments in the amount of $6,250 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full.
Conversion terms				This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.75 converted, with each Unit consisting of one (1) share of common stock and a three-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.75 converted, with each Unit consisting of one (1) share of common stock and a three-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).
Discount charged to operations				$ 6,187		$ 9,599
Binder Convertible Note 2 [Member] | Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	10.00%		10.00%	10.00%		10.00%
Accrued interest	$ 1,071		$ 773	$ 1,071		$ 773
Note dated				Apr. 08, 2016		Apr. 08, 2016
Note due				Apr. 01, 2019		Apr. 01, 2019
Note amount	$ 42,500		$ 95,250	$ 42,500		$ 95,250
Payment terms				No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $5,313 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.		No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $5,313 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.
Conversion terms				This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).
Discount charged to operations				$ 4,683		$ 7,263
Binder Convertible Note 3 [Member] | Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	10.00%			10.00%
Accrued interest	$ 3,090			$ 3,090
Note dated				Jul. 20, 2016
Note due				Jul. 01, 2019
Payment terms				No payments are required until July 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $32,844 will be due; subsequent principal payments will due on the first day of each, January, April, July and October until paid in full.
Binder Convertible Note 3 [Member] | Chief Executive Officer [Member] | Advances Reclassified to Convertible Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Note amount	12,750			$ 12,750
Binder Convertible Note 3 [Member] | Chief Executive Officer [Member] | Unpaid Accrued Salary Converted to Convertible Note [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Note amount	$ 250,000			$ 250,000
Koretsky Convertible Note [Member] | Director [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	6.00%		6.00%	6.00%		6.00%
Accrued interest	$ 13,535		$ 20,597	$ 13,535		$ 20,597
Note dated				Jan. 12, 2016		Jan. 12, 2016
Note due				Jan. 01, 2019		Jan. 01, 2019
Note amount	$ 895,000		$ 895,000	$ 895,000		$ 895,000
Payment terms				No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable. Commencing on April 1, 2017, the first of eight principal payments in the amount of $111,875 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full.		No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable. Commencing on April 1, 2017, the first of eight principal payments in the amount of $111,875 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full.
Conversion terms				This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.75 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.75 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).
Discount charged to operations				$ 110,745		$ 171,822
Koretsky Convertible Note 2 [Member] | Director [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	10.00%		10.00%	10.00%		10.00%
Accrued interest	$ 9,578		$ 7,100	$ 9,578		$ 7,100
Note dated				Apr. 08, 2016		Apr. 08, 2016
Note due				Apr. 01, 2019		Apr. 01, 2019
Note amount	$ 380,000		380,000	$ 380,000		$ 380,000
Payment terms				No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $47,500 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.		No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $47,500 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.
Conversion terms				This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).
Discount charged to operations				$ 41,867		$ 64,939
Koretsky Convertible Note 3 [Member] | Director [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	10.00%			10.00%
Accrued interest	$ 3,314			$ 3,314
Note dated				Jul. 20, 2016
Note due				Jul. 01, 2019
Note amount	$ 210,000			$ 210,000
Payment terms				No payments are required until July 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $32,844 will be due; subsequent principal payments will due on the first day of each, January, April, July and October until paid in full.
Conversion terms				This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).
CLS Co 2016 Note [Member] | Entity Affiliated with Director [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	15.00%			15.00%
Accrued interest	$ 1,726			$ 1,726
Note dated				Aug. 03, 2016
Note due				Aug. 01, 2018
Note amount	$ 150,000		$ 150,000	$ 150,000		$ 150,000
Payment terms				Commencing on November 1, 2017, Maker shall pay the outstanding principal balance in four (4) equal quarterly installments, together with accrued interest, in arrears, until paid in full.
Conversion terms				This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).
Note principal				All interest accruing on this Note through the first anniversary of this Note shall be added to principal.
Trocki Note [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	15.00%		15.00%	15.00%		15.00%	15.00%
Accrued interest	$ 7,562		$ 30,082	$ 7,562		$ 30,082	$ 2,630
Note due				Apr. 29, 2018		Apr. 29, 2018	Apr. 29, 2018
Note amount	$ 200,000		$ 200,000	$ 200,000		$ 200,000	$ 200,000
Payment terms				On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.		On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.	On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.
Conversion terms				The note and any accrued unpaid interest is convertible into common stock of the Company. For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares (post Reverse-Split) of common stock at $0.75 per share (post Reverse-Split).		The note and any accrued unpaid interest is convertible into common stock of the Company. For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares (post Reverse-Split) of common stock at $0.75 per share (post Reverse-Split).	The note and any accrued unpaid interest is convertible into common stock of the Company. For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares (post Reverse-Split) of common stock at $0.75 per share (post Reverse-Split).
Discount charged to operations				$ 16,667		$ 222,222	$ 66,667
Old Main 10% Notes [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	15.00%		10.00%	15.00%		10.00%
Accrued interest	$ 9,817		$ 5,160	$ 9,817		$ 5,160
Note dated						Mar. 18, 2016
Note amount	$ 333,333		$ 333,333	$ 333,333		$ 333,333
Payment terms				At the earlier of October 18, 2016 or two trading days after the registration statement related to the Company's equity line is declared effective, the Company must begin to redeem 1/24th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payments may be made, at the Company's option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $0.80 or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days immediately prior to the conversion date.		At the earlier of September 18, 2016 or two trading days after the registration statement is declared effective, the Company must begin to redeem 1/24th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payments may be made, at our option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $0.80 or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days immediately prior to the conversion date.
Conversion terms				Old Main may, at its option, convert all or a portion of the notes and accrued but unpaid interest into shares of common stock at a conversion price of $0.80 per share (post Reverse-Split) (the "Fixed Conversion Price"). The Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the Fixed Conversion Price (the "Base Conversion Price"), other than certain exempt issuances. In such an instance, the Fixed Conversion Price will be lowered to match the Base Conversion Price.		Old Main may, at its option, convert all or a portion of the notes and accrued but unpaid interest into shares of common stock at a conversion price of $0.80 per share (post Reverse-Split) (the "Fixed Conversion Price"). The Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the Fixed Conversion Price (the "Base Conversion Price"), other than certain exempt issuances. In such an instance, the Fixed Conversion Price will be lowered to match the Base Conversion Price.
Discount charged to operations				$ 1,165		$ 4,056
Note principal	10%	15%	10%
Notes dated				March 18, 2016, April 22, 2016 and May 27, 2016		March 18, 2016, April 22, 2016 and May 27, 2016
Old Main 8% Note [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	8.00%		8.00%	8.00%		8.00%
Accrued interest	$ 4,033		$ 3,244	$ 4,033		$ 3,244
Note dated				Mar. 18, 2016		Mar. 18, 2016
Payment terms				At the earlier of February 3, 2017 or the effectiveness of the registration statement related to the Company's equity line, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.		At the earlier of September 18, 2016 or two trading days after this registration statement becomes effective, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.
Conversion terms				Old Main may, at its option, convert all or a portion of the note and accrued but unpaid interest into shares of common stock at a conversion price of $1.07 per share (post Reverse-Split) (the "8% Fixed Conversion Price"). The 8% Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the 8% Fixed Conversion Price (the "8% Base Conversion Price"), other than certain exempt issuances. In such an instance, the 8% Fixed Conversion Price will be lowered to match the 8% Base Conversion Price.		Old Main may, at its option, convert all or a portion of the note and accrued but unpaid interest into shares of common stock at a conversion price of $1.07 per share (post Reverse-Split) (the "8% Fixed Conversion Price"). The 8% Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the 8% Fixed Conversion Price (the "8% Base Conversion Price"), other than certain exempt issuances. In such an instance, the 8% Fixed Conversion Price will be lowered to match the 8% Base Conversion Price.
Discount charged to operations				$ 33,461		$ 8,522